INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of changes in impairment losses on inventory

	2025	2024

Finished goods	3,218.5	3,903.2
Work in progress	619.9	739.0
Raw materials and consumables	5,297.7	5,622.2
Spare parts and others	865.4	996.5
Inventory in transit and prepayments	629.7	570.0
Impairment losses	(111.1)	(141.1)
	10,520.1	11,689.8

The changes in impairment losses on inventory, are as follow:

	2025	2024
Balance at the end of the previous year	(141.1)	(142.5)
Effects of cumulative translation adjustments (CTA)	6.9	(16.7)
Provisions	(195.5)	(264.0)
Write-offs/reversal of provisions	214.6	282.1
Reclassified to assets held for sale (i)	4.0	-
Balance at the end of the period	(111.1)	(141.1)

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note 1.3.3 – Sale of subsidiary.

Schedule of changes in impairment losses on inventory

	2025	2024
Balance at the end of the previous year	(141.1)	(142.5)
Effects of cumulative translation adjustments (CTA)	6.9	(16.7)
Provisions	(195.5)	(264.0)
Write-offs/reversal of provisions	214.6	282.1
Reclassified to assets held for sale (i)	4.0	-
Balance at the end of the period	(111.1)	(141.1)

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note 1.3.3 – Sale of subsidiary.